Income Tax (Tables)	12 Months Ended
Dec. 31, 2010
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Components Of Income Tax Expense Benefit Continuing Operations [Text Block]

		2010	2009	2008
		$	$	$
Income/(loss) from continuing operations before income tax and equity income in associates was derived from the following jurisdictions:
	South Africa	203	(340)	251
	Continental Africa	391	(249)	(714)
	Australasia	(149)	(147)	(69)
	Americas	282	(19)	200
	Other, including Corporate and Non-gold producing subsidiaries(1)	(346)	(143)	(41)
		381	(898)	(373)
(1)	The increase in the loss is due to fair value movements on the mandatory convertible bonds and finance charges on the mandatory convertible and rated bonds as well as exploration expenses.

Benefit/(charge) for income taxes attributable to continuing operations is as follows:

Current:
	South Africa(1)	106	(36)	(20)
	Continental Africa(2)	(81)	(38)	(32)
	Australasia(3)	(36)	(34)	3
	Americas(4)	(106)	(54)	(34)
	Other	-	(4)	(11)
Total current		(117)	(166)	(94)

(1)	The tax benefit in 2010 is mainly related to tax benefits on losses relating to the early hedge settlement and tax benefits relating to prior years. The increase in the tax charge in 2009 is mainly due to higher income as a result of the higher gold price. The lower tax charge in 2008 is mainly related to the tax benefit on losses relating to the settlement of non-hedge derivative contracts.

(2)	The increase in the tax charge in 2010 is mainly related to higher earnings at Siguiri and Iduapriem from an improved gold price as well as lower capital expenditure.

(3)	The increase in the tax charge in 2010 is due to higher taxable earnings from an improved gold price. The increase in the tax charge in 2009 is mainly due to capital gains tax on the sale of the Boddington Gold Mine. In 2008, Sunrise Dam’s taxable income reduced considerably following the completion of the mining in the megapit during the year.

(4)	The increase in the tax charge mainly relates to higher earnings in line with the improved gold price and higher production.

Mining tax on mining income in South Africa is determined according to a formula which adjusts the tax rate in accordance with the ratio of profit to revenue from operations. This formula also allows an initial portion of mining income to be free of tax. Non-mining income is taxed at a standard rate.

Deferred:
South Africa(1)	(119)	141	(40)
Continental Africa(2)	(19)	27	122
Australasia(3)	(1)	49	(4)
Americas	(1)	(18)	(16)
Other	2	-	10
Total deferred	(138)	199	72

Total income and mining tax (expense)/benefit	(255)	33	(22)

(1) The increase in the tax charge in 2010 related mainly to the reversal of deferred tax on unrealized non-hedge derivative losses. The increase in deferred tax credits in 2009 is mainly due to unrealized non-hedge derivative losses arising from an improved gold price and the remaining NPSE contracts being re-designated as non-hedge derivatives and recorded on the balance sheet, following the hedge buy-back in July 2009.

(2) The increase in the tax charge is mainly due to the tax benefits at Geita in 2009 not recurring in 2010. The 2008 deferred tax benefit was due to the continuing net increase in the capital allowances at Obuasi as a result of the high capital expenditure and the benefit relating to the impairment of mining assets at Geita.

(3) The deferred tax benefit in 2009 relates to the reversal of timing differences on the sale of Boddington.

Estimated deferred taxation rates in South Africa reflect the future anticipated taxation rates at the time temporary differences reverse.

During 2010, 2009 and 2008, deferred taxation in South Africa was provided at the future anticipated taxation rates ranging as follows:

	2010	2009	2008
Maximum anticipated deferred taxation rate	38%	39%	38%
Minimum anticipated deferred taxation rate	35%	36%	36%

Unutilized tax losses
Unutilized tax losses as at December 31, 2010, 2009 and 2008 amounted to:
	2010	2009	2008
	$	$	$
Unutilized tax losses (1)	1,200	1,032	841

(1) Increase in unutilized operating loss carryforwards over 2009 are mainly due to losses from the early hedge settlement in 2010, offset partially by a reduction at Cripple Creek & Victor gold mine.

The classification of deferred taxation assets is based on the related asset or liability creating the deferred taxation. Deferred taxes not related to a specific asset or liability are classified based on the estimated period of reversal. As at December 31, the Company's losses in South Africa, on which deferred tax had been provided at the anticipated tax rate to be utilized are noted as follows:

	2010	2009
South Africa
Losses ($ millions)	508	4

Deferred tax at the anticipated tax rate to be utilized (percent)	33	37

Deferred Taxation Rate Change Effect [Text Block]
The effect of the change in estimated deferred taxation rate in South Africa on the results for 2010, 2009 and 2008 were as follows:

	Year ended December 31
	2010			2009			2008
	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)
	$	cents		$	cents		$	cents
Net (benefit)/expense	(8)	(2)		(21)	(6)		4	1

(a)							Per basic and diluted ordinary and E ordinary shares.
(b)							The calculation of diluted earnings per common share did not assume the effect of the following number of shares as their effects are anti-dilutive.

					2010		2009	2008
Issuable upon the exercise of convertible bonds					33,524,615		15,384,615	15,384,615
Issuable upon the exercise of stock incentive options							1,234,858	872,373

Summary Of Tax Credit Carryforwards [Text Block]

Unutilized operating loss carryforwards remaining to be used against future profits can be split into the following periods:
	Within one year	716
[1]	Within one and two years	125
	Within two and five years	120
	In excess of five years	239
		1,200

Schedule Of Effective Income Tax Rate Reconciliation Table [Text Block]

Reconciliation between corporate income tax and statutory income tax is as follows:
	2010	2009	2008
	$	$	$
Corporate income tax at statutory rates	133	(314)	(131)
Formula variation in mining taxation rate	-	(21)	(1)
Disallowable expenditure(1)	83	292	47
Effect of income tax rates of other countries	46	38	118
Impact of change in estimated deferred taxation rate	(8)	(21)	4
Other	1	(7)	(15)

Total income and mining tax expense/(benefit)	255	(33)	22

(1)	Disallowable expenditure includes the impact of hedge losses in non-taxable jurisdictions and share expense costs. In 2009, the losses on the hedge settlements were mainly in non-tax effective entities.

Schedule Of Deferred Tax Assets And Liabilities Table [Text Block]
Deferred taxation liabilities and assets on the balance sheet as at December 31, 2010 and 2009, relate to the following:
	2010 $	2009 $

Deferred tax liabilities:
Depreciation, depletion and amortization	1,555	1,471
Product inventory not taxed	15	15
Unrealized non-hedge derivatives	1	8
Other	34	4
Total	1,605	1,498
Deferred tax assets:
Provisions, including rehabilitation accruals	(363)	(175)
Derivatives	(1)	(14)
Unrealized non-hedge derivatives	-	(415)
Other	(5)	(6)
Tax loss carry forwards	(364)	(298)
Total	(733)	(908)
Less: Valuation allowances	125	194
Total	(608)	(714)

Disclosed as follows:
Long-term portion deferred taxation assets	1	62
Short-term portion deferred taxation assets	214	333

Long-term portion deferred taxation liabilities	1,200	1,171
Short-term portion classified as other current liabilities. Refer to Note 18.	12	8

Unremitted Earnings In Foreign Investment [Text Block]
Unremitted earnings of foreign subsidiaries and foreign incorporated joint ventures

Dividends from incorporated joint ventures may be remitted to the Company without being subject to income or withholding taxes. No provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently re-invested into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Company repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Company has determined that it is impractical to estimate the amount of the deferred tax liability on such unremitted earnings. The amounts of these unremitted earnings are as follows:

	2010	2009
	$	$
Unremitted earnings as at December 31	1,519	624

Summary Of Valuation Allowance [Text Block]
Analysis of valuation allowances

The movement in valuation allowances for the three years in the period ended December 31, is summarized as follows:

	Balance at beginning of period $	Movement $	Balance at end of period $
Year ended December 31, 2010
- Valuation allowance	194	(69)	125
Year ended December 31, 2009
- Valuation allowance	226	(32)	194
Year ended December 31, 2008
- Valuation allowance	98	128	226

Summary Of Income Tax Contingencies [Text Block]
Uncertain tax positions

A reconciliation of the beginning and ending amount of unrecognized tax benefits, recorded as a liability in other non-current liabilities (refer to Note 18), is as follows:

		2010	2009
		$	$

Balance at January 1,		149	106
Additions for tax positions of prior years		8	14
Reductions for tax position of prior years		(113)	-
Translation		8	29
Balance at December 31, (1)		52	149

(1)	Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the years ended and as at December 31, interest recognized and interest accrued amounted to:

	2010	2009	2008
	$	$	$

Interest recognized	2	9	6
Interest accrued as at December 31	8	53	34